SCHEDULE I-FINANCIAL INFORMATION OF PARENT COMPANY- CONDENSED STATEMENTS of CASH FLOW (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash Flows from Operating Activities:
Net income (loss)		¥ (2,258,895)	$ (346,191)	¥ (2,159,576)	¥ 1,981,804
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Share-based compensation expense		290,630	44,541	353,151	508,162
Impairment loss of equity securities without readily determinable fair value		282,076	43,230	154,898	23,140
Gain from disposal of equity securities without readily determinable fair value				(6,057)
Changes in operating assets and liabilities:
Other receivables		(55,605)	(8,520)	38,462	(53,806)
Prepaid expenses and other assets		570,392	87,416	56,586	(16,015)
Accrued expense and other liabilities		(807,117)	(123,695)	479,303	(53,050)
Net cash provided by (used in) operating activities		(1,744,599)	(267,370)	(429,047)	2,345,892
Cash Flows from Investing Activities:
Loans to related parties				(50,884)	(142,181)
Proceeds from repayment of related parties				141,236	24,083
Net cash (used in) provided by investing activities		39,466	6,048	(707,611)	(1,236,820)
Cash Flows from Financing Activities:
Proceeds from convertible redeemable preferred shares					544,785
Net proceeds from initial public offering and from exercising the over-allotment option by the underwriters(net of issuance cost of RMB31,776)	¥ 463,065			463,065
Net cash provided by financing activities		12,896	1,976	471,978	545,886
Effect of exchange rate changes		212	32	5,043	35,333
Net increase (decrease) in cash, cash equivalent, and restricted cash		(1,692,026)	(259,314)	(659,637)	1,690,291
Cash, cash equivalent, and restricted cash at the beginning of the year		4,809,440	737,079	5,469,077	3,778,786
Cash, cash equivalent, and restricted cash at the end of the year		3,117,414	477,765	4,809,440	5,469,077
Issuance cost	¥ 31,776			31,776
Parent Company | Reportable legal entities
Cash Flows from Operating Activities:
Net income (loss)		(2,258,895)	(346,191)	(2,159,576)	1,981,804
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Equity in earnings (loss) of subsidiaries and VIEs		1,855,047	284,298	1,777,756	(2,495,935)
Share-based compensation expense		290,630	44,541	353,151	508,162
Impairment loss of equity securities without readily determinable fair value		97,892	15,003	20,725
Gain from disposal of equity securities without readily determinable fair value				(6,057)
Changes in operating assets and liabilities:
Other receivables				(377)
Prepaid expenses and other assets		6,667	1,022	(8,020)	(550)
Accrued expense and other liabilities		5,901	904	(3,551)	3,551
Amounts due to subsidiaries and VIEs		(147)	(23)	9,659	(43)
Amounts due from subsidiaries and VIEs		45,654	6,997	131,387	(707,308)
Net cash provided by (used in) operating activities		42,749	6,552	115,097	(710,319)
Cash Flows from Investing Activities:
Investment in subsidiaries		18,774	2,877	(69,149)
Loans to related parties		(97,515)	(14,945)		(137,510)
Proceeds from repayment of related parties				138,163
Disposal of long-term investments				8,289
Net cash (used in) provided by investing activities		(72,840)	(11,163)	77,303	(137,510)
Cash Flows from Financing Activities:
Proceeds from convertible redeemable preferred shares					544,785
Net proceeds from initial public offering and from exercising the over-allotment option by the underwriters(net of issuance cost of RMB31,776)				463,065
Net cash provided by financing activities				463,065	544,785
Effect of exchange rate changes		(122,247)	18,735	13,173	87,448
Net increase (decrease) in cash, cash equivalent, and restricted cash		(152,338)	(23,347)	668,638	(215,596)
Cash, cash equivalent, and restricted cash at the beginning of the year		814,089	124,765	145,451	361,047
Cash, cash equivalent, and restricted cash at the end of the year		661,751	$ 101,418	814,089	145,451
Dividends received from subsidiaries		¥ 0		¥ 0	¥ 0